Stonebridge Funds Trust

1625 Broadway, Suite 2200

Denver, CO  80202

March 7, 2006

Securities and Exchange Commission

100 F Street N.E.

Washington, DC  20549

Re:

Stonebridge Funds Trust

        (File Nos.  2-12893, 811-00749)

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus and Statement of Additional Information with respect to Stonebridge Funds Trust effective February 28, 2006 do not differ from those filed in the post-effective amendment no. 70 of the same date, which was filed electronically.

Sincerely,

/s/ Benjamin H. Lowe

Benjamin H. Lowe

Secretary